[LETTERHEAD]

October 6, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Transamerica IDEX Mutual Funds

1933 Act File No.: 33-2659

Filer CIK No. 0000787623

Dear Sir/Madam:

On behalf of Transamerica IDEX Mutual Funds (the “Fund”), this certification is being filed pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. Accordingly, the Fund certifies that the form of Prospectus and Statement of Additional Information (SAI) dated October 1, 2004, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the form contained in the Form N-1A registration statement for the Fund (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on October 1, 2004 via EDGAR (Accession Number 0000950144-04-009462).

Sincerely,

/s/ John K. Carter

John K. Carter, Esq.

Senior Vice President, Secretary

and General Counsel

Attachment